UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2012.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:800 Bering Drive, Ste 208
	Houston, Texas 77057

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		12/31/12

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  92748 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

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								  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corporation               COMM             00206R102     1389    41195 SH       Sole                    41195
Accenture                      COMM             .G1150G11     1688    25389 SH       Sole                    25389
Aflac                          COMM             001055102     2221    41817 SH       Sole                    41817
Amphenol Corp-CL A             COMM             032095101     1883    29110 SH       Sole                    29110
Apple Computer                 COMM             037833100     3941     7405 SH       Sole                     7405
Baxter International           COMM             071813109     1748    26229 SH       Sole                    26229
Biogen Idec                    COMM             09062X103     1266     8652 SH       Sole                     8652
Brookdale Senior Living        COMM             112463104     1551    61265 SH       Sole                    61265
CVS Caremark Corp              COMM             126650100     1787    36966 SH       Sole                    36966
Celgene Corp                   COMM             151020104     1415    18031 SH       Sole                    18031
Chevron Corp                   COMM             166764100     2506    23177 SH       Sole                    23177
Coca-Cola Co                   COMM             191216100     2329    64241 SH       Sole                    64241
ConocoPhillips                 COMM             20825C104     1771    30542 SH       Sole                    30542
Corning Inc                    COMM             219350105     1785   141418 SH       Sole                   141418
Costco Wholesale               COMM             22160K105     1963    19887 SH       Sole                    19887
Cree Inc                       COMM             225447101     2960    87102 SH       Sole                    87102
Diageo plc ADS                 COMM             25243Q205     2639    22634 SH       Sole                    22634
Discover Financial Services    COMM             254709108     2749    71308 SH       Sole                    71308
Ennis Inc                      COMM             293389102      334    21561 SH       Sole                    21561
Exxon Mobil                    COMM             30231G102     1450    16751 SH       Sole                    16751
Facebook Inc                   COMM             30303M102     2939   110419 SH       Sole                   110419
General Electric               COMM             369604103     1613    76862 SH       Sole                    76862
Genworth Financial             COMM             37247D106       75    10000 SH       Sole                    10000
Gilead Sciences                COMM             375558103     1531    20850 SH       Sole                    20850
Hancock Holding Company        COMM             410120109     1619    51035 SH       Sole                    51035
Home Depot                     COMM             437076102     1503    24296 SH       Sole                    24296
International Business Machine COMM             459200101      212     1109 SH       Sole                     1109
Johnson & Johnson              COMM             478160104     1636    23344 SH       Sole                    23344
Jones Lang Lasalle             COMM             48020Q107      235     2801 SH       Sole                     2801
Marathon Oil                   COMM             565849106     1676    54652 SH       Sole                    54652
McKesson Inc                   COMM             58155Q103     2134    22004 SH       Sole                    22004
Medtronic Inc                  COMM             585055106     1973    48091 SH       Sole                    48091
Michael Kors Holdings          COMM             G60754101     1330    26054 SH       Sole                    26054
Nestle SA ADR A                COMM             641069406     1848    28364 SH       Sole                    28364
NextEra Energy Inc             COMM             65339F101     1962    28356 SH       Sole                    28356
Novartis                       COMM             66987V109     1592    25155 SH       Sole                    25155
Oracle Systems                 COMM             68389X105      648    19456 SH       Sole                    19456
PPG Industries                 COMM             693506107     3209    23709 SH       Sole                    23709
Pentair Inc                    COMM             709631105     1696    34506 SH       Sole                    34506
Rick's Cabaret                 COMM             765641303      241    30000 SH       Sole                    30000
Southwest Airlines             COMM             844741108     2427   237027 SH       Sole                   237027
Target Corporation             COMM             87612E106     1621    27389 SH       Sole                    27389
Total SA ADR                   COMM             89151E109     1674    32194 SH       Sole                    32194
Travelers Group                COMM             89417E109     1442    20072 SH       Sole                    20072
Tupperware Brands Corp         COMM             899896104     1709    26659 SH       Sole                    26659
US Bancorp                     COMM             902973304     1931    60447 SH       Sole                    60447
Unilever NV                    COMM             904784709     1827    47700 SH       Sole                    47700
Walt Disney Co                 COMM             254687106     1933    38815 SH       Sole                    38815
Wells Fargo                    COMM             949746101     1580    46229 SH       Sole                    46229
Xlyem Inc                      COMM             98419M100     1627    60041 SH       Sole                    60041
Yum Brands Inc                 COMM             988498101      266     4000 SH       Sole                     4000
Alerian MLP ETF                ETF              00162Q866      297    18624 SH       Sole                    18624
SPDR S&P Dividend ETF          ETF              78464A763      209     3594 SH       Sole                     3594
Schwab US Dividend Equity ETF  ETF              808524797      717    25317 SH       Sole                    25317
Vanguard Dividend Appreciation ETF              921908844     1336    22425 SH       Sole                    22425
Vanguard Growth ETF            ETF              922908736     1507    21173 SH       Sole                    21173
Vanguard High Dividend Yield E ETF              921946406      643    13013 SH       Sole                    13013
Vanguard Large-Cap ETF         ETF              922908637      954    14635 SH       Sole                    14635